Presentation of Consolidated Financial Statements (Details) R in Millions	12 Months Ended
Feb. 28, 2025 ZAR (R) shares
Presentation of Consolidated Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation	May 19, 2018
Offering costs incurred | R	R 15.1
Number of shares held by shareholder | shares	19,450,000
Percentage of shares held by shareholder	62.96%